SUBSEQUENT EVENTS (Details) - USD ($)	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Subsequent Event
Cumulative Impairment Loss In Investment		$ 44,508,391	$ 81,941,888
Subsequent Event [Member]
Subsequent Event
Estimated Cash Proceeds To Operating Partnership	$ 12,000
Estimated Gain On The Sale Of The Operating Partnerships	$ 9,500